Offerings	Feb. 23, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Principal Financial Group, Inc., par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(a) An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. (b) In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrants are deferring payment of all of the registration fee required in connection with this registration statement and will pay such fees on a "pay-as-you-go" basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Principal Financial Group, Inc.
Fee Rate	0.01381%
Offering Note	(a) The Debt Securities of Principal Financial Group, Inc. issued hereunder may include senior debt securities, subordinated debt securities and junior subordinated debt securities. (b) See Fee Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of Principal Financial Group, Inc. par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(a) See Fee Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares of Principal Financial Group, Inc
Fee Rate	0.01381%
Offering Note	(a) The Depositary Shares issued hereunder will be evidenced by Depositary Receipts issued pursuant to a Deposit Agreement. In the event Principal Financial Group, Inc. elects to offer to the public fractional interests in Debt Securities or shares of the Preferred Stock registered hereunder, Depositary Receipts will be distributed to those persons purchasing such fractional interests and Debt Securities or shares of Preferred Stock, as the case may be, will be issued to the Depositary under the Deposit Agreement. No separate consideration will be received for the Depositary Shares. (b) See Fee Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of Principal Financial Group, Inc.
Fee Rate	0.01381%
Offering Note	(a) See Fee Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts of Principal Financial Group, Inc.
Fee Rate	0.01381%
Offering Note	(a) Representing rights to purchase Common Stock, Preferred Stock or other securities, property or assets. (b) See Fee Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Units of Principal Financial Group, Inc.
Fee Rate	0.01381%
Offering Note	(a) Representing ownership of Purchase Contracts and Debt Securities, undivided beneficial ownership interests in Debt Securities, Depositary Shares representing fractional interests in Debt Securities or shares of Preferred Stock or debt obligations of third parties, including U.S. Treasury Securities. (b) See Fee Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Principal Financial Services, Inc.
Fee Rate	0.01381%
Offering Note	(a) Principal Financial Services, Inc. may guarantee the obligations of Principal Financial Group, Inc. with respect to one or more non-convertible securities, other than Common Stock, of Principal Financial Group, Inc. being registered hereunder. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to any such guarantee by Principal Financial Services, Inc. (b) See Fee Note 1(b).